Condensed Financial Statements of the Company (Details) - Statements of Income and Comprehensive Income - Parent Company [Member] - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	¥ (6,480)	$ (931)	¥ (6,973)	¥ (4,435)
Selling expenses	(281)	(40)
Interest income	1,767	254	10,624	2,229
Equity in earnings of subsidiaries and an affiliate	193,926	27,856	606,264	451,434
Net Income attributable to the Company’s shareholders	188,932	27,139	609,915	449,228
Foreign currency translation adjustments	10,178	1,462	(10,194)	(10,664)
Unrealized net gains (loss) on available-for-sale investments	17,231	2,475		(632)
Share of other comprehensive gain (loss) of affiliates	452	65	(1,763)	1,263
Comprehensive income attributable to the Company’s shareholders	¥ 216,793	$ 31,141	¥ 597,958	¥ 439,195